Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	26,019,229
Proposed Maximum Offering Price per Unit	0.3865
Maximum Aggregate Offering Price	$ 10,056,432.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,388.79
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. All of the shares of common stock are to be offered for resale by the selling stockholder named in the prospectus contained in this Registration Statement on Form S-1. The Registrant will not receive any proceeds from the sale of its shares of common stock by the selling stockholder. Consists of (i) 25,000,000 shares of common stock that may be purchased by the selling stockholder from time to time, (ii) 269,229 shares of common stock issued as "Initial Commitment Shares" and up to an additional 750,000 shares of common stock representing "True-Up Commitment Shares". Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported prices of common stock as reported on The Nasdaq Stock Market LLC on August 5, 2026.